INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
INTANGIBLE ASSETS
Schedule Of Intangible Assets
	December 31, 2021	June 30, 2021
Customer relationship	$4,960,000	$4,960,000
Non-core customer relationships	760,000	760,000
Non-compete agreements	1,430,000	1,430,000
Technology	520,000	520,000
Tradename	470,000	470,000
Workforce acquired	2,125,000	2,125,000
	10,265,000	10,265,000
Less: accumulated amortization	(8,006,000)	(7,662,000)

Net book value	$2,259,000	$2,603,000

	2021	2020
Customer relationship	$4,960,000	$8,510,000
Non-core customer relationships	760,000	760,000
Non-compete agreements	1,430,000	2,200,000
Technology	520,000	-
Tradename	470,000	410,000
Workforce acquired	2,125,000	2,790,000
	10,265,000	14,670,000
Less: accumulated impairment expense	-	(1,867,000)
Less: accumulated amortization	(7,662,000)	(8,612,000)

Net book value	$2,603,000	$4,191,000

Schedule Of Future Amortization Expense
Future amortization expense is as follow for the years ending June 30,
2022	$687,000
2023	687,000
2024	399,000
2025	377,000
2026	277,000
2027	176,000
$2,603,000